Summary of Significant Accounting Policies - Summary of Intangible Assets and Goodwill (Detail)	12 Months Ended
Dec. 31, 2018
Patents [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	10 years
Amortization Rates	10.00%
License rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	8 - 10 years
In-process R&D programs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	Not yet amortized, Impairment Only
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	3 - 5 years
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	Impairment Only
Bottom of range [member] | License rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	8 years
Amortization Rates	13.00%
Bottom of range [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	3 years
Amortization Rates	33.00%
Top of range [member] | License rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	10 years
Amortization Rates	(10.00%)
Top of range [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful Life	5 years
Amortization Rates	(20.00%)